Earnings / (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings / (loss) per Share [Abstract]
Net (Loss)/ Income Per Common Share
The calculation of net (loss) / income per common share is summarized below:

	Year ended	Year ended	From January 20, 2022 through
	December 31, 2024	December 31, 2023	December 31, 2022

Net (loss) / income	$(3,383)	$221	$37,490
Less: Dividends on Series C preferred shares	-	-	(743)
Less: Dividends to non-vested participating securities	-	(95)	(667)
Less: Undistributed earnings to non-vested participating securities	-	-	(994)
Net (loss) / income attributable to common shareholders, basic	$(3,383)	$126	$35,086

Undistributed earnings to non-vested participating securities	$-	$-	$994
Undistributed earnings reallocated to non-vested participating securities	-	-	(621)
Effect of Series C preferred shares	-	-	476
Net (loss) / income attributable to common shareholders, diluted	$(3,383)	$126	$35,935

Weighted average common shares outstanding – basic	8,711,951	8,359,487	4,503,397
Effect of dilutive securities:
Dilutive effect of Series C preferred shares	-	-	2,796,164
Weighted average common shares outstanding – diluted	8,711,951	8,359,487	7,299,561

Net (loss) / income per share attributable to common shareholders, basic	$(0.39)	$0.02	$7.79
Net (loss) / income per share attributable to common shareholders, diluted	$(0.39)	$0.02	$4.92